Analysis of performance by segment - Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of operating segments
Gross premiums earned	$ 24,217	$ 23,495	$ 23,855
Outward reinsurance premiums	(1,844)	(1,625)	(1,116)
Earned premiums, net of reinsurance	22,373	21,870	22,739
Other income	641	615	639
Total revenue	23,014	22,485	23,378
Interest income	2,570	1,997	1,636
Dividend and other investment income	1,524	1,297	941
Investment appreciation (depreciation)	(608)	10,468	12,384
Total revenue, net of reinsurance	26,500	36,247	38,339
Fee income on financial instruments that are not held at fair value through profit or loss	1	1	3
CPL
Analysis of operating segments
Prudential's share of revenue	3,052	1,866	1,735
Asset management business
Analysis of operating segments
Other income	437	417	405
Operating segments after elimination of intra-group amounts, before unallocated
Analysis of operating segments
Gross premiums earned	24,217	23,495	23,855
Outward reinsurance premiums	(1,844)	(1,625)	(1,116)
Earned premiums, net of reinsurance	22,373	21,870	22,739
Other income	640	613	553
Total revenue	23,013	22,483	23,292
Interest income	2,569	1,982	1,585
Dividend and other investment income	1,505	1,265	933
Investment appreciation (depreciation)	(591)	10,492	12,474
Total revenue, net of reinsurance	26,496	36,222	38,284
Operating segments after elimination of intra-group amounts, before unallocated | Singapore
Analysis of operating segments
Recapture of previously reinsured business		542
Operating segments after elimination of intra-group amounts, before unallocated | Hong Kong
Analysis of operating segments
Gross premiums earned	10,032	11,091	11,964
Outward reinsurance premiums	(1,557)	(1,918)	(834)
Earned premiums, net of reinsurance	8,475	9,173	11,130
Other income	52	59	55
Total revenue	8,527	9,232	11,185
Operating segments after elimination of intra-group amounts, before unallocated | Indonesia
Analysis of operating segments
Gross premiums earned	1,724	1,738	1,891
Outward reinsurance premiums	(43)	(62)	(59)
Earned premiums, net of reinsurance	1,681	1,676	1,832
Other income	12	8	14
Total revenue	1,693	1,684	1,846
Operating segments after elimination of intra-group amounts, before unallocated | Malaysia
Analysis of operating segments
Gross premiums earned	1,900	1,783	1,854
Outward reinsurance premiums	(47)	(27)	(21)
Earned premiums, net of reinsurance	1,853	1,756	1,833
Other income			1
Total revenue	1,853	1,756	1,834
Operating segments after elimination of intra-group amounts, before unallocated | Singapore
Analysis of operating segments
Gross premiums earned	6,246	5,035	4,532
Outward reinsurance premiums	(137)	432	(159)
Earned premiums, net of reinsurance	6,109	5,467	4,373
Other income	22	38	29
Total revenue	6,131	5,505	4,402
Operating segments after elimination of intra-group amounts, before unallocated | Growth markets and other
Analysis of operating segments
Gross premiums earned	4,315	3,848	3,614
Outward reinsurance premiums	(60)	(50)	(43)
Earned premiums, net of reinsurance	4,255	3,798	3,571
Other income	117	91	49
Total revenue	4,372	3,889	3,620
Operating segments after elimination of intra-group amounts, before unallocated | Eastspring
Analysis of operating segments
Other income	437	417	405
Total revenue	437	417	405
Operating segments | Hong Kong
Analysis of operating segments
Interest income	934	646	212
Dividend and other investment income	679	646	600
Investment appreciation (depreciation)	57	7,493	7,246
Total revenue, net of reinsurance	10,197	18,017	19,243
Operating segments | Indonesia
Analysis of operating segments
Interest income	87	104	121
Dividend and other investment income	74	86	88
Investment appreciation (depreciation)	34	(201)	229
Total revenue, net of reinsurance	1,888	1,673	2,284
Operating segments | Malaysia
Analysis of operating segments
Interest income	220	210	211
Dividend and other investment income	160	99	102
Investment appreciation (depreciation)	(300)	369	168
Total revenue, net of reinsurance	1,933	2,434	2,315
Operating segments | Singapore
Analysis of operating segments
Interest income	707	447	324
Dividend and other investment income	506	364	381
Investment appreciation (depreciation)	(29)	2,045	2,990
Total revenue, net of reinsurance	7,315	8,361	8,097
Operating segments | Growth markets and other
Analysis of operating segments
Interest income	618	570	712
Dividend and other investment income	86	65	(236)
Investment appreciation (depreciation)	(361)	765	1,840
Total revenue, net of reinsurance	4,716	5,290	5,936
Operating segments | Eastspring
Analysis of operating segments
Interest income	3	5	5
Dividend and other investment income		5	(2)
Investment appreciation (depreciation)	8	21	1
Total revenue, net of reinsurance	665	612	569
Inter-segment elimination
Analysis of operating segments
Total revenue	(218)	(165)	(160)
Total revenue, net of reinsurance	(218)	(165)	(160)
Inter-segment elimination | Growth markets and other
Analysis of operating segments
Total revenue	(1)	(1)
Inter-segment elimination | Eastspring
Analysis of operating segments
Total revenue	(217)	(164)	(160)
Unallocated to a segment (central operations)
Analysis of operating segments
Other income	1	2	86
Total revenue	1	2	86
Interest income	1	15	51
Dividend and other investment income	19	32	8
Investment appreciation (depreciation)	(17)	(24)	(90)
Total revenue, net of reinsurance	$ 4	$ 25	$ 55